Financial Costs and Loss (gain) on Derivatives - Loss (gain) on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
(Loss)/Gain on Derivatives
Unrealized gain on derivative financial instruments held for trading (Note 15)	$ (14,422)	$ (4,049)	$ (59,902)	$ (31,457)
Ineffective portion of cash flow hedges	(20)	1,518	(752)	(114)
Total loss/(gain) on derivatives	(8,330)	6,310	(45,731)	(13,973)
Interest rate swaps held for trading
(Loss)/Gain on Derivatives
Unrealized gain on derivative financial instruments held for trading (Note 15)	(16,090)	(3,718)	(61,876)	(32,044)
Realized (gain)/loss on derivative financial instruments held for trading	4,920	8,946	13,096	17,653
Forward foreign exchange contracts held for trading
(Loss)/Gain on Derivatives
Unrealized gain on derivative financial instruments held for trading (Note 15)	1,668	(331)	1,974	587
Realized (gain)/loss on derivative financial instruments held for trading	$ 1,192	$ (105)	$ 1,827	$ (55)